Acquisitions - Summary of Consideration Paid and Amounts Recognized for Assets Acquired and Liabilities Assumed (Details) $ in Thousands, £ in Millions				1 Months Ended	3 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Silver Lake Transaction [Member]
Consideration
Cash, net of cash acquired				$ 1,556,810
Rollover management equity interests				19,148
Total fair value of consideration transferred			$ 1,576,000	1,575,958
Current assets			145,277	145,277
Property and equipment, including software developed for internal use			236,775	236,775
Trade name			95,000	95,000
Customer lists			500,000	500,000
Deferred tax asset			106,327	106,327
Other assets			1,429	1,429
Current liabilities			(71,496)	(71,496)
Deferred tax liability			(198,535)	(198,535)
Other liabilities			(6,616)	(6,616)
Total identifiable net assets			808,161	808,161
Goodwill			$ 767,797	$ 767,797
March 2021 U K Acquisition [Member]
Consideration
Cash, net of cash acquired	$ 7,588	£ 5.4			$ 7,600
Property and equipment, including software developed for internal use	1,543				1,543
Customer lists	2,951				2,951
Deferred tax liability	(26)				(26)
Total identifiable net assets	4,468				4,468
Goodwill	$ 3,120				$ 3,120